Tax - Reconciliation between the actual tax charge and the corporate tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Tax charge based on the standard UK corporation tax rate	19.00%	19.25%	20.00%
Impact of profits/losses earned in territories with different statutory rates	2.90%	10.10%	12.80%
Weighted average [member]
Disclosure of geographical areas [line items]
Impact of profits/losses earned in territories with different statutory rates	21.90%	29.40%	32.80%